Share-based payments (Details 14 - Textuals 7) € / shares in Units, € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021 shares € / shares	Dec. 31, 2021 EUR (€) shares yr € / shares	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Equity-settled share-based payments reserve
Share-based payments
Recognised total expenses related to equity-settled share-based payment transactions		€ 81	€ 23	€ 3
Recognised social securities expense related to equity-settled share-based payment transactions		5
Cash flows related to the share options		4	1	1
Payments of taxes for share-based payment		€ 16
Grubhub rollover plans
Share-based payments
Number of unreplaced awards | shares		0
Number of share options exercised during the period | shares	87,426	87.426
Weighted-average share price at the date of exercise | € / shares		€ 76.97
Weighted average remaining assumed life of share options outstanding		5 years
Vesting period of shares granted		4 years
Vesting period		10 years
Contractual life of the share options | yr		10
Number of shares granted during the period | shares	0	0
Grubhub rollover plans | Bottom of range [member]
Share-based payments
Exercise prices | € / shares	€ 0.24	€ 0.24
Grubhub rollover plans | Top of range [member]
Share-based payments
Exercise prices | € / shares	€ 29.04	€ 29.04